Changes in Capital Accounts	12 Months Ended
Dec. 31, 2016
Changes in Capital Accounts [Abstract]
Changes in Capital Accounts

9. Changes in Capital Accounts

  1-for-8 reverse stock split: On January 14, 2016, the Company received written notification from The NASDAQ Stock Market LLC indicating that, because the closing bid price of the Company's common stock for the last 30 consecutive business days was below $1.00 per share, the Company no longer met the minimum bid price requirement for The Nasdaq Global Select Market. In this respect effective as of the opening of trading on June 9, 2016, the Company effected a one-for-eight reverse stock split of its common shares, which was approved by shareholders at the Company's 2016 Annual Meeting of Shareholders held on February 24, 2016. The number of the Company's common shares issued and outstanding at that date was reduced from 74,890,570 to 9,361,274. No fractional shares were issued in connection with the reverse stock split. Shareholders who would otherwise hold fractional shares of the Company's common stock received a cash payment in lieu of such fractional share.

  Compensation cost on restricted common stock: In 2010 the Company adopted an equity incentive plan which entitles the Company's directors, officers, employees, consultants and service providers to receive options to acquire the Company's common stock, stock appreciation rights, restricted stock, restricted stock units and unrestricted common stock. The Equity Incentive plan was amended in 2012. A total of 299,024 common shares have been reserved under the Incentive plan (as amended) for issuance, of which as at December 31, 2016, 4,064 common shares remain available to be issued. The plan is administered by the Company's compensation committee, or such other committee of the Company's Board of Directors as may be designated by the Board to administer the plan. The plan will expire in ten years from the adoption of the plan by the Board of Directors. In May 2015, the Company's board of directors approved to adopt the Diana Containerships Inc. 2015 Equity Incentive Plan, with substantially the same terms and provisions as the Company's Amended and Restated 2010 Equity Incentive Plan. Under the 2015 Equity Incentive Plan, an aggregate of 625,000 common shares were reserved for issuance. The plan is administered by the compensation committee, or such other committee of the Company's board of directors as may be designated by the board to administer the plan. The plan will expire in ten years from the adoption of the plan by the Board of Directors.

During 2016, the Company's Board of Directors approved the grant of restricted common stock to the executive management pursuant to the Company's equity incentive plan, and in accordance with terms and conditions of restricted shares award agreements signed by the grantees. The restricted shares are subject to forfeiture until they vest. Unless they forfeit, grantees have the right to vote, to receive and retain all dividends paid and to exercise all other rights, powers and privileges of a holder of shares. The fair value of the restricted shares has been determined with reference to the closing price of the Company's stock on the date the agreements were signed. The aggregate compensation cost is being recognized ratably in the consolidated statement of operations over the respective vesting periods, which is 3 years.

During 2016, 2015 and 2014, compensation cost on restricted stock amounted to $1,119, $928 and $341, respectively, and is included in General and administrative expenses in the accompanying consolidated statements of operations. At December 31, 2016 and 2015, the total unrecognized compensation cost relating to restricted share awards was $1,058 and $1,797, respectively. At December 31, 2016, the weighted-average period over which the total compensation cost related to non-vested awards not yet recognized is expected to be recognized is 0.94 years. During 2016, 2015 and 2014, the movement of restricted stock cost was as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2013	1,666	$60.00
Granted	45,180	29.76
Vested	(1,666)	60.00
Forfeited or expired	-	-
Outstanding at December 31, 2014	45,180	$29.76
Granted	91,449	18.32
Vested	(15,060)	29.76
Forfeited or expired	-	-
Outstanding at December 31, 2015	121,569	$21.15
Granted	124,989	3.04
Vested	(45,543)	22.10
Forfeited or expired	-	-
Outstanding at December 31, 2016	201,015	$9.68

  ATM offering: On May 21, 2013, the Company filed a prospectus supplement pursuant to Rule 424(b) relating to the offer and sale of an aggregate of up to $40.0 million in gross proceeds of its common stock under an at-the market offering. In 2014, a number of 136,574 shares were issued and the net proceeds received during the period, after deducting underwriting commissions and offering expenses payable by the Company, amounted to $4,652. On July 28, 2014, the Company announced the suspension of the offer and sale of its common shares under the existing at-the-market offering.

  Private Equity Placement: On July 28, 2014, the Company entered into an agreement to sell 4,581,673 shares of its common stock in a private placement at a purchase price of $20.08 per share. In the transaction, DSI purchased $40,000 of common shares, two unaffiliated institutional investors together purchased $40,000 of common shares and the Company's CEO and Chairman, a member of his family and other members of the senior management, together purchased $12,000 of common shares. The transaction was approved by an independent committee of the Company's Board of Directors, which obtained a fairness opinion from an independent financial advisor regarding the financial fairness to the Company of the aggregate purchase price to be received by the Company. Pursuant to the Securities Purchase Agreement, the Company agreed that, commencing with the dividend payable with respect to the second quarter of 2014, and for not less than four consecutive fiscal quarters thereafter, it will not declare or pay dividends in excess of $0.08 per share on an annualized basis; provided, however, that in the event of a material improvement in the container shipping market, the Company's board of directors may amend this dividend policy to resume the payment of dividends. In connection with this transaction, the Company and its respective counter parties entered into amendments to the brokerage services agreement with DEI, the loan agreement with DSI, both discussed in Note 4 and the facility agreement with RBS discussed in Note 7. The transaction closed on July 29, 2014 and the net proceeds received, after deducting offering expenses payable by the Company, amounted to $91,349.